Income Tax (Tax Effects of Temporary Differences that Give Rise to Significant Portions of the Deferred Income Tax Asset and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred Tax Assets, Net [Abstract]
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals	$ 106,587	$ 77,116
Deferred Tax Assets Reinsurance Transactions	59,942	17,054
Deferred Tax Assets Cash And Invested Assets	2,106	0
Deferred Tax Assets Investment Income	108,462	109,275
Deferred Tax Assets Deferred Acquisition Costs Capitalized For Tax	90,187	91,886
Deferred Tax Assets, Operating Loss Carryforwards	252,192	159,821
Deferred Tax Assets Capital Loss And Foreign Tax Credit Carryforwards	0	621
Deferred Tax Assets Deferred Acquisition Costs Capitalized For Financial Reporting	2,356	23,595
Deferred Tax Assets, Gross	621,832	479,368
Deferred Tax Assets, Valuation Allowance	(102,228)	(10,100)
Deferred Tax Assets, Net	519,604	469,268
Deferred Tax Liabilities [Abstract]
Deferred Tax Liabilities, Deferred Expense, Deferred Policy Acquisition Cost	1,066,351	1,082,394
Deferred Tax Liabilities Reinsurance Transactions	906,197	637,002
Deferred Tax Liabilities Cash And Invested Assets	310,332	832,940
Deferred Tax Liabilities Investment Income	12,959	12,719
Deferred Tax Liabilities, Unrealized Currency Transaction Gains	19,704	0
Deferred Tax Liabilities	2,315,543	2,565,055
Net deferred income tax liabilities	1,795,939	2,095,787
Balance Sheet Presentation Of Deferred Tax Liabilities [Abstract]
Deferred Tax Assets, Other	41,638	24,714
Deferred income taxes	$ 1,837,577	$ 2,120,501